Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Note 19:	Recent Accounting Pronouncements

Accounting Standards Update ("ASU") No. 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ASU No. 2013-01 was issued in January 2013 and clarifies that the scope of ASU No. 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with applicable accounting guidance or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 is to be applied retrospectively and was effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this guidance, which involves disclosure only, will not impact the Company’s results of operations or financial position. The Company currently does not net its financial instruments on its balance sheets.

ASU No. 2013-04, "Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ASU No. 2013-04 was issued in February 2013 and requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The entity is also required to disclose information about the obligation, including its nature and amount. ASU No. 2013-04 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2013. The ASU is effective for nonpublic companies for fiscal years, and interim periods within those years, beginning after December 15, 2014. The adoption of this guidance is not anticipated to have a material impact on the Company’s results of operations or financial position.

ASU No. 2013-10, "Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ASU No. 2013-10 was issued in July 2013 and permits the Fed Funds Effective Swap Rate to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to interest rates on U.S. Treasury obligations and LIBOR. The update also removes a restriction on using different benchmark rates for similar hedges. ASU No. 2013-10 is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The adoption of this guidance will not impact the Company’s results of operations or financial position. The Company currently does not use hedged transactions as part of its asset/liability management activities.

ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” ASU No. 2013-11 was issued in July 2013 and requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. No new recurring disclosures are required. ASU No. 2013-11 is effective for public companies for fiscal years, and interim periods within those years, beginning after December 15, 2013 and are to be applied prospectively to all unrecognized tax benefits that exist at the effective date. The adoption of ASU No. 2013-11 is not expected to have a material impact on the Company’s results of operations or financial position.

ASU No. 2014-01, “Investments-Equity and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects”  ASU 2014-01 permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method is certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). The amendments in this Update are effective for public business entities for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and interim periods within annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The adoption of ASU No. 2014-01 is not expected to have a material impact of the Company’s results of operation of financial position.